Exploration Licenses (Details) $ / shares in Units, g in Millions		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 29, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) m² $ / shares shares g	Dec. 31, 2020 USD ($) m² $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 01, 2022 USD ($) $ / shares	Jun. 30, 2020 USD ($)
Exploration Licenses (Details) [Line Items]
Significant exploration agreements, description			The contract was acquired for $250,000, and provides NORI with exclusive rights to explore for polymetallic nodules in an area covering 74,830 km2 for 15 years subject to complying with the exploration contract terms (Note 9) and provides NORI with the priority right to apply for an exploitation contract to mine polymetallic nodules in the same area.
Marawa agreements, description			Under the amended Marawa Option Agreement, for an option fee of $250,000, DGE has the right to purchase tenements, as may be granted to Marawa by the ISA or any other regulatory body, for the greater of $300,000 or the value of any amounts owing to DGE by Marawa.
Execution term			40 years
Annual exploration fees			$ 47,000
Exploitation application fee			$ 250,000
Area (in Square Meters) | m²			74,830
Common stock, shares issued (in Shares) | shares			7,777,777
Owned common shares (in Shares) | shares			12,222,224
Common shares outstanding, percentage			7.15%
Business combination description			The cash payment of $30 million in the original agreements was also amended to be paid as follows, provided that the Business Combination is completed:• $10 million within 10 business days of the closing of the Business Combination, with Allseas providing confirmation of placing an order of certain equipment and demonstrating certain progress on construction of the collector vehicle;• $10 million on the later of (i) January 1, 2022, and (ii) confirmation of successful collection of the North Sea test; and• $10 million upon successful completion of the PMTS.
Pilot Mining Test System [Member]
Exploration Licenses (Details) [Line Items]
Area (in Square Meters) | m²			74,713
Deep sea mining			$ 32,000,000
Exploitation contract term			15 years
Contractual price per share (in Dollars per share) | $ / shares		$ 3.00
Common stock, shares issued (in Shares) | shares		6,666,668	3,666,267	2,777,778
Total value		$ 20,000,000		$ 3,577,516
Owned common shares (in Shares) | shares			17,982,123
Common shares outstanding, percentage			10.53%
Additional common stock value		10,000,000	$ 10,000,000	$ 10,000,000
Cost plus profit basis, percentage			50.00%
Percentage of royalty equivalent			50.00%
Consideration amount		$ 30,000,000	$ 30,000,000
Common stock, subscriptions			$ 20,000,000
Common stock, per share (in Dollars per share) | $ / shares	$ 1.25		$ 1.75	$ 3.60	$ 1.25
Total proceeds			$ 8,333,335
Total cost incurred			22,056,802				$ 15,547,941
Amount payable			$ 5,904,606	$ 1,829,268
Metric tonnes of polymetallic nodules (in Grams) | g			100
Allseas [Member]
Exploration Licenses (Details) [Line Items]
Common stock, shares issued (in Shares) | shares			6,666,667
Total value			$ 1
Additional common stock value			$ 30,000,000
Common stock, per share (in Dollars per share) | $ / shares			$ 1.25
Fair value of common shares			$ 7.00
Price per share (in Dollars per share) | $ / shares				$ 3.60
Metric tonnes of polymetallic nodules (in Grams) | g			200
DeepGreen Metals Inc. [Member]
Exploration Licenses (Details) [Line Items]
Significant exploration agreements, description				The contract was acquired for $250,000, and provides NORI with exclusive rights to explore for polymetallic nodules in an area covering 74,830 km2 for 15 years subject to complying with the exploration contract terms (Note 12) and provides NORI with the priority right to apply for an exploitation contract to mine polymetallic nodules in the same area.
Marawa agreements, description				Under the amended Option Agreement, for an option fee of $250,000, DGE has the right to purchase tenements, as may be granted to Marawa by the ISA or any other regulatory body, for the greater of $300,000 or the value of any amounts owing to DGE by Marawa.
Execution term				40 years
Annual exploration fees				$ 47,000
Exploitation application fee				$ 250,000
Area (in Square Meters) | m²			74,713	74,830
Common stock, shares issued (in Shares) | shares	141,063,316		170,827,222	163,658,134	141,063,316
Total value	$ 79,824,445		$ 188,900,923	$ 154,431,291	$ 79,824,445
Additional common stock value				$ 10,000,000		$ 150,000,000
Common stock, per share (in Dollars per share) | $ / shares			$ 7.00	$ 1.75		$ 15
Total proceeds				$ 10,000,000
Subscribed for common shares (in Shares) | shares				2,777,778
Amount payable			$ 22,917	$ 22,917
Amendment agreement description			On March 4, 2021 and June 30, 2021, DeepGreen entered into an amended agreement with Allseas (the “Amendment #3 and “Amendment #4”, respectively”) whereby, upon successful completion of the Business Combination (Note 1), instead of issuing 10 million Common Shares to Allseas in connection with the PMTS, DeepGreen issued to Allseas, on March 4, 2021, a warrant to acquire 10 million DeepGreen Common Shares at a nominal value (the “Allseas Warrant”). The Allseas Warrant will vest and become exercisable upon successful completion of the PMTS and will expire on September 30, 2026. There are vesting conditions associated with the Allseas Warrant whereby a maximum of 10 million DeepGreen Common Shares would be issued if the PMTS is completed by September 30, 2023, gradually decreasing to 5 million DeepGreen Common Shares if PMTS is completed after September 30, 2025.
DeepGreen Metals Inc. [Member] | Allseas [Member]
Exploration Licenses (Details) [Line Items]
Common stock, shares issued (in Shares) | shares				10,000,000
Total value				$ 30,000,000
Owned common shares (in Shares) | shares				12,222,224
Common shares outstanding, percentage				7.50%
Total proceeds				$ 10,000,000
Subscribed for common shares (in Shares) | shares				2,777,778
DeepGreen Metals Inc. [Member] | TOML Exploration Contract [Member]
Exploration Licenses (Details) [Line Items]
Area (in Square Meters) | m²				74,713
Deep sea mining				$ 32,000,000
Exploitation contract term				15 years
DeepGreen Metals Inc. [Member] | Marine Vessel Services [Member]
Exploration Licenses (Details) [Line Items]
Common stock, shares issued (in Shares) | shares	1,780,632			3,577,516	1,780,632
Total value	$ 6,410,275			$ 12,879,057	$ 6,410,275
Owned common shares (in Shares) | shares				14,315,857
Common shares outstanding, percentage				8.80%
Management fees				$ 4,407,478	2,820,625
Remained outstanding value	$ 437,159			$ 1,829,268	$ 437,159
DeepGreen Metals Inc. [Member] | Pilot Mining Test System [Member]
Exploration Licenses (Details) [Line Items]
Contractual price per share (in Dollars per share) | $ / shares		$ 3.00
Common stock, shares issued (in Shares) | shares		6,666,668		2,777,778
Total value		$ 20,000,000
Additional common stock value				$ 10,000,000
Cost plus profit basis, percentage				50.00%
Common stock, subscriptions				$ 20,000,000
Common stock, per share (in Dollars per share) | $ / shares	$ 1.25			$ 3.60	$ 1.25
Total proceeds	$ 8,333,335
DeepGreen Metals Inc. [Member] | Pilot Mining Test System [Member] | Allseas [Member]
Exploration Licenses (Details) [Line Items]
Common stock, shares issued (in Shares) | shares		10,000,000		6,666,667
Total value		$ 30,000,000		$ 1
Additional common stock value		$ 30,000,000		$ 10,000,000
Percentage of royalty equivalent				50.00%
Additional common stock, shares (in Shares) | shares				10,000,000
Consideration amount				$ 30,000,000
Common Stock [Member] | DeepGreen Metals Inc. [Member] | Marine Vessel Services [Member]
Exploration Licenses (Details) [Line Items]
Contractual price per share (in Dollars per share) | $ / shares				$ 1.25